Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans.
Schedule of expense recognized related to the 401(k) Plan

	For the Years Ended December 31,
Expense Recognized Related to the 401(k) Plan	2012	2011	2010
	(In thousands)
Matching contributions, net of forfeitures	$2,750	$1,521	$1,598
Discretionary stock contributions, net of forfeitures	$23,772	$22,331	$24,954